Long-Term Debt, Annual Principal Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Annual Principal Payments [Abstract]
2024	$ 20,504,000
2025	21,015,000
2026	25,175,000
2027	19,910,000
Total long-term debt	86,604,000	$ 140,468,500
Interest incurred on long-term debt	$ 9,800,000	$ 6,800,000	$ 1,800,000
Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	8.50%	5.10%	3.70%